CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 11.4%
Interactive Media & Services - 1.8%
Alphabet Inc., Class A Shares	2,026	$5,416,551	*

Media - 8.2%
Charter Communications Inc., Class A Shares	9,153	6,659,357	*
Comcast Corp., Class A Shares	160,360	8,968,935
DISH Network Corp., Class A Shares	212,505	9,235,467	*

Total Media		24,863,759

Wireless Telecommunication Services - 1.4%
T-Mobile US Inc.	33,863	4,326,337	*

TOTAL COMMUNICATION SERVICES		34,606,647

CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings Inc.	3,166	7,515,673	*

Specialty Retail - 3.2%
Home Depot Inc.	16,288	5,346,699
TJX Cos. Inc.	65,674	4,333,170

Total Specialty Retail		9,679,869

TOTAL CONSUMER DISCRETIONARY		17,195,542

CONSUMER STAPLES - 1.0%
Beverages - 1.0%
PepsiCo Inc.	19,690	2,961,573

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	50,833	5,157,008
ConocoPhillips	123,810	8,390,604
Enterprise Products Partners LP	177,400	3,838,936

TOTAL ENERGY		17,386,548

FINANCIALS - 25.2%
Banks - 10.5%
Bank of America Corp.	327,210	13,890,064
JPMorgan Chase & Co.	86,686	14,189,631
US Bancorp	62,333	3,705,074

Total Banks		31,784,769

Capital Markets - 3.7%
Bank of New York Mellon Corp.	84,889	4,400,646
Charles Schwab Corp.	92,300	6,723,132

Total Capital Markets		11,123,778

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 5.7%
American Express Co.	68,208	$11,426,886
Capital One Financial Corp.	36,580	5,924,863

Total Consumer Finance		17,351,749

Diversified Financial Services - 1.5%
Berkshire Hathaway Inc., Class B Shares	16,840	4,596,309	*

Insurance - 3.8%
Marsh & McLennan Cos. Inc.	28,249	4,277,746
Progressive Corp.	38,422	3,472,965
Travelers Cos. Inc.	24,614	3,741,574

Total Insurance		11,492,285

TOTAL FINANCIALS		76,348,890

HEALTH CARE - 7.8%
Biotechnology - 1.1%
Amgen Inc.	15,711	3,340,944

Health Care Providers & Services - 4.0%
Anthem Inc.	14,178	5,285,558
UnitedHealth Group Inc.	17,460	6,822,321

Total Health Care Providers & Services		12,107,879

Pharmaceuticals - 2.7%
Johnson & Johnson	34,854	5,628,921
Merck & Co. Inc.	35,281	2,649,956

Total Pharmaceuticals		8,278,877

TOTAL HEALTH CARE		23,727,700

INDUSTRIALS - 16.9%
Aerospace & Defense - 4.9%
Northrop Grumman Corp.	14,760	5,315,814
Raytheon Technologies Corp.	112,944	9,708,666

Total Aerospace & Defense		15,024,480

Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	31,873	5,804,073

Electrical Equipment - 2.1%
Vertiv Holdings Co.	263,030	6,336,393

Industrial Conglomerates - 2.0%
Honeywell International Inc.	28,630	6,077,577

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Value Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Machinery - 6.0%
Deere & Co.	29,320	$9,824,252
Illinois Tool Works Inc.	22,214	4,590,079
Otis Worldwide Corp.	44,422	3,655,042

Total Machinery		18,069,373

TOTAL INDUSTRIALS		51,311,896

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 5.0%
Cisco Systems Inc.	142,670	7,765,528
Motorola Solutions Inc.	31,310	7,273,939

Total Communications Equipment		15,039,467

Electronic Equipment, Instruments & Components - 3.5%
TE Connectivity Ltd.	76,612	10,512,699

Semiconductors & Semiconductor Equipment - 2.6%
NXP Semiconductors NV	18,640	3,651,017
QUALCOMM Inc.	33,720	4,349,205

Total Semiconductors & Semiconductor Equipment		8,000,222

Software - 2.4%
Microsoft Corp.	11,614	3,274,219
Oracle Corp.	44,130	3,845,047

Total Software		7,119,266

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc.	9,480	1,341,420

TOTAL INFORMATION TECHNOLOGY		42,013,074

MATERIALS - 4.4%
Chemicals - 3.2%
Air Products & Chemicals Inc.	22,868	5,856,723
PPG Industries Inc.	26,590	3,802,636

Total Chemicals		9,659,359

Construction Materials - 1.2%
Martin Marietta Materials Inc.	10,851	3,707,570

TOTAL MATERIALS		13,366,929

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	23,511	6,240,055

UTILITIES - 4.9%
Electric Utilities - 1.5%
Edison International	81,218	4,505,162

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 3.4%
Sempra Energy		81,842	$10,353,013

TOTAL UTILITIES			14,858,175

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $153,650,756)			300,017,029

	RATE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	2,412,138	2,412,138
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	603,035	603,035	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,015,173)			3,015,173

TOTAL INVESTMENTS - 100.0% (Cost - $156,665,929)			303,032,202
Other Assets in Excess of Liabilities - 0.0%††			106,290

TOTAL NET ASSETS - 100.0%			$303,138,492

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $603,035 and the cost was $603,035 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Large Cap Value Portfolio 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by

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Notes to Schedule of Investments (unaudited) (continued)

the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$300,017,029	—	—	$300,017,029
Short-Term Investments†	3,015,173	—	—	3,015,173

Total Investments	$303,032,202	—	—	$303,032,202

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold

		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$492,289	$6,986,384	6,986,384	$6,875,638	6,875,638

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$52	—	$603,035

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